Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Operating revenue	$ 73,586	$ 73,163	$ 149,689	$ 150,970
Expenses
Brokerage commissions	1,233	1,219	2,542	2,360
Voyage expenses	16,437	13,930	29,794	28,908
Vessel operating expenses	27,448	26,040	56,922	52,751
Depreciation and amortization	18,913	19,029	37,861	38,410
General and administrative costs	5,195	4,812	9,997	9,258
Total operating expenses	69,226	65,030	137,116	131,687
Operating income	4,360	8,133	12,573	19,283
Other income/(expense)
Foreign currency exchange loss on senior secured bonds	(768)		(952)
Unrealized gain on non-designated derivative instruments	861		1,645
Interest expense	(12,209)	(11,353)	(24,362)	(21,877)
Interest income	205	207	420	359
Loss before income taxes and share of result of equity accounted joint venture	(7,551)	(3,013)	(10,676)	(2,235)
Income taxes	(81)	(146)	(174)	(228)
Share of result of equity accounted joint venture	(101)		(140)
Net loss	$ (7,733)	$ (3,159)	$ (10,990)	$ (2,463)
(Loss)/Earnings per share:
Basic:	$ (0.14)	$ (0.06)	$ (0.20)	$ (0.04)
Diluted:	$ (0.14)	$ (0.06)	$ (0.20)	$ (0.04)
Weighted average number of shares outstanding:
Basic:	55,832,069	55,656,304	55,756,897	55,601,772
Diluted:	55,832,069	55,656,304	55,756,897	55,601,772